Shareholder Report, Holdings (Details)	Mar. 31, 2025
PGIM Jennison Small Company Fund—Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class A | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class A | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class A | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class A | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM Jennison Small Company Fund—Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class C | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class C | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class C | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class C | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM Jennison Small Company Fund—Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class R | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class R | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class R | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM Jennison Small Company Fund—Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class Z | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class Z | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class Z | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class Z | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM Jennison Small Company Fund—Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class R2 | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R2 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class R2 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R2 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class R2 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R2 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class R2 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM Jennison Small Company Fund—Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class R4 | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R4 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class R4 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R4 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class R4 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R4 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class R4 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
PGIM Jennison Small Company Fund—Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund—Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund—Class R6 | Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM Jennison Small Company Fund—Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Small Company Fund—Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Small Company Fund—Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund—Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund—Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Small Company Fund—Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund—Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund—Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Small Company Fund—Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Small Company Fund—Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund—Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Small Company Fund—Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Small Company Fund—Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund—Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund—Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund—Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund—Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund—Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund—Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund—Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund—Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund—Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund—Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund—Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund—Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund—Class R6 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund—Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund—Class R6 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
PGIM Jennison Small Company Fund—Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets